Income and other taxes - Schedule of Contingent Liability Related to Tax Audit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of income tax [Abstract]
Opening balance	$ 0	$ 10,799
Additions	1,594	0
Reductions	0	(10,799)
Closing balance	$ 1,594	$ 0